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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [_]; Amendment Number:_______

This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Minneapolis Portfolio Management Group, LLC
Address: 80 South 8th Street
         Suite 1902
         Minneapolis, MN 55402

Form 13F File Number: 028-11088

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Harrison T. Grodnick
Title:   Chief Operating Officer
Phone:   (612) 334-2000

Signature, Place, and Date of Signing:

 /s/ Harrison T. Grodnick  Minneapolis, Minnesota    1/27/11
 ------------------------  ------------------------  ------------------------
 [Signature]               [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  33

Form 13F Information Table Value Total:  740,204
                                         (thousands)

List of Other Included Managers:

None.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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                          FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2      COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
          --------             --------------  --------- -------- ----------------- ---------- -------- -------------------
                                                                                                         VOTING AUTHORITY
                                                          VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER   -------------------
       NAME OF ISSUER          TITLE OF CLASS   CUSIP    (X1000)  PRN AMNT PRN CALL DISCRETION MANAGER   SOLE   SHARED NONE
-----------------------------  --------------  --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
3M Company                     COM             88579Y101  37914    439325  SH          Sole      NONE    439325
Annaly Cap Mgmt Inc.           COM             035710409    216     12080  SH          Sole      NONE     12080
Apple Inc.                     COM             037833100    552      1710  SH          Sole      NONE      1710
Altria Group Inc               COM             02209S103    300     12202  SH          Sole      NONE     12202
Barrick Gold Corp              COM             067901108  29813    560606  SH          Sole      NONE    560606
Brush Engineered Matls Inc     COM             117421107  38060    984985  SH          Sole      NONE    984985
Cemex Sab DE CV                SPON ADR NEW    151290889  27669   2583451  SH          Sole      NONE   2583451
Cenovus Energy Inc.            COM             15135U109  29401    884519  SH          Sole      NONE    884519
Citigroup Inc                  COM             172967101     49     10429  SH          Sole      NONE     10429
Du Pont E I De Nemours & Co    COM             263534109  43792    877952  SH          Sole      NONE    877952
Dynegy Inc Del                 COM             26817G300   5699   1014136  SH          Sole      NONE   1014136
Ecolab Inc                     COM             278865100   6050    120000  SH          Sole      NONE    120000
Encana Corp                    COM             292505104  22612    776522  SH          Sole      NONE    776522
Goldcorp Inc New               COM             380956409  29236    635837  SH          Sole      NONE    635837
Ingersoll-Rand PLC             SHS             G47791101  35028    743859  SH          Sole      NONE    743859
ITT Corp New                   COM             450911102  37027    710559  SH          Sole      NONE    710559
Johnson & Johnson              COM             478160104  31662    511908  SH          Sole      NONE    511908
Kraft Foods Inc                CLA             50075N104  34194   1085168  SH          Sole      NONE   1085168
Lindsay Corp                   COM             535555906   7063    118840  SH          Sole      NONE    118840
NCR Corp New                   COM             62886E108  33159   2157376  SH          Sole      NONE   2157376
Newmont Mining Corp            COM             651639106  22373    364195  SH          Sole      NONE    364195
Northstar Rlty Fin Corp        COM             66704R100    236     50000  SH          Sole      NONE     50000
Pall Corp                      COM             696429307  29168    588302  SH          Sole      NONE    588302
Philip Morris Intl Inc         COM             718172109    201      3429  SH          Sole      NONE      3429
Potash Corp Sask Inc           COM             73755L107  19720    127367  SH          Sole      NONE    127367
Pride Intl Inc Del             COM             74153Q102  14530    440303  SH          Sole      NONE    440303
Siemens A G                    SPONSORED
                               ADR             826197501  45902    369434  SH          Sole      NONE    369434
Sony Corp                      ADR NEW         835699307  26103    730975  SH          Sole      NONE    730975
Terex Corp NEW                 COM             880779103  47717   1537263  SH          Sole      NONE   1537263
Texas Instrs Inc               COM             882508104  33299   1024570  SH          Sole      NONE   1024570
Valmont Inds Inc               COM             920253101  15652    176397  SH          Sole      NONE    176397
Wabtec Corp                    COM             929740108  35679    674583  SH          Sole      NONE    674583
Yamana Gold Inc                COM             98462Y100    128     10000  SH          Sole      NONE     10000